CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) (USD $)	Sep. 30, 2012 variable_interest_entities	Dec. 31, 2011
Variable Interest Entity [Line Items]
Number of variable interest entities	9
Estimated residual values of leased property (un-guaranteed)	$ 346,478,000	$ 352,328,000
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	2
Carrying value of vessels	84,900,000
Unearned lease income	27,900,000
Estimated residual values of leased property (un-guaranteed)	21,700,000
Outstanding loan balance	47,100,000
Outstanding loan balance, current portion	6,400,000
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	7
Carrying value of vessels	303,600,000
Outstanding loan balance	194,400,000
Outstanding loan balance, current portion	$ 20,900,000